Recapitalization (Details) - Schedule of Reconciles the Elements of the Business Combination - Business Combination [Member]	3 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Reconciles the Elements of the Business Combination [Line Items]
Cash received from NUBI Trust	$ 25,160,047
Less: discount payment related to Non Redemption Agreement	(13,937,997)
Less: reimbursement for consideration shares related to the FPA	(2,193,800)
Less: reimbursement for Recycled Shares related to the FPA	(80,241)
Less: transaction expenses paid in connection with the Merger	(8,948,009)
Net cash received from NUBI Trust
Add: cash from NUBI operating account	17,555
Add: prepaid expenses	165,407
Less: derivative liabilities	(20,889,950)
Less: other liabilities	(4,086,172)
Reverse recapitalization, net	$ (24,793,160)